INVESTMENT IN ASSOCIATE (Tables)	9 Months Ended
Dec. 31, 2021
Investment In Associate
Schedule Of Investment Associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of December 31, 2021	Voting Rights Held as of March 31, 2021
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Nine Months Ended December 31,
(In thousands)	2021	2020

Balance, beginning of period	$1,735	$1,225
Additional investment	–	1,000
Share of (loss) income	(363)	270
Balance, end of period	$1,372	$2,495